Financial Instruments (Details 2)	6 Months Ended
May 31, 2023 USD ($)
Operating lease liabiity
Undiscounted Future Cash Flows	$ 91,782
Employee Costs Payable
Undiscounted Future Cash Flows	3,491,952
Convertible Debentures
Undiscounted Future Cash Flows	1,800,000
Promissory Notes Payable
Undiscounted Future Cash Flows	359,454
Total contractual obligations
Undiscounted Future Cash Flows	12,700,284
Accrued Liabilities
Undiscounted Future Cash Flows	3,284,320
Accounts Payable
Undiscounted Future Cash Flows	3,672,776
Less Than 3 Months
Undiscounted Future Cash Flows	12,654,393
Less Than 3 Months | Operating lease liabiity
Undiscounted Future Cash Flows	45,891
Less Than 3 Months | Employee Costs Payable
Undiscounted Future Cash Flows	3,491,952
Less Than 3 Months | Convertible Debentures
Undiscounted Future Cash Flows	1,800,000
Less Than 3 Months | Promissory Notes Payable
Undiscounted Future Cash Flows	359,454
Less Than 3 Months | Accrued Liabilities
Undiscounted Future Cash Flows	3,284,320
Less Than 3 Months | Accounts Payable
Undiscounted Future Cash Flows	3,672,776
Three To Six Months
Undiscounted Future Cash Flows	45,891
Three To Six Months | Operating lease liabiity
Undiscounted Future Cash Flows	45,891
Three To Six Months | Employee Costs Payable
Undiscounted Future Cash Flows	0
Three To Six Months | Convertible Debentures
Undiscounted Future Cash Flows	0
Three To Six Months | Promissory Notes Payable
Undiscounted Future Cash Flows	0
Three To Six Months | Accrued Liabilities
Undiscounted Future Cash Flows	0
Three To Six Months | Accounts Payable
Undiscounted Future Cash Flows	0
Six To Nine Months
Undiscounted Future Cash Flows	0
Six To Nine Months | Operating lease liabiity
Undiscounted Future Cash Flows	0
Six To Nine Months | Employee Costs Payable
Undiscounted Future Cash Flows	0
Six To Nine Months | Convertible Debentures
Undiscounted Future Cash Flows	0
Six To Nine Months | Promissory Notes Payable
Undiscounted Future Cash Flows	0
Six To Nine Months | Accrued Liabilities
Undiscounted Future Cash Flows	0
Six To Nine Months | Accounts Payable
Undiscounted Future Cash Flows	0
Nine Months To One Year
Undiscounted Future Cash Flows	0
Nine Months To One Year | Operating lease liabiity
Undiscounted Future Cash Flows	0
Nine Months To One Year | Employee Costs Payable
Undiscounted Future Cash Flows	0
Nine Months To One Year | Convertible Debentures
Undiscounted Future Cash Flows	0
Nine Months To One Year | Promissory Notes Payable
Undiscounted Future Cash Flows	0
Nine Months To One Year | Accrued Liabilities
Undiscounted Future Cash Flows	0
Nine Months To One Year | Accounts Payable
Undiscounted Future Cash Flows	0
Greater Than One Year
Undiscounted Future Cash Flows	0
Greater Than One Year | Operating lease liabiity
Undiscounted Future Cash Flows	0
Greater Than One Year | Employee Costs Payable
Undiscounted Future Cash Flows	0
Greater Than One Year | Convertible Debentures
Undiscounted Future Cash Flows	0
Greater Than One Year | Promissory Notes Payable
Undiscounted Future Cash Flows	0
Greater Than One Year | Accrued Liabilities
Undiscounted Future Cash Flows	0
Greater Than One Year | Accounts Payable
Undiscounted Future Cash Flows	$ 0